Label	Element	Value
Restricted Cash and Cash Equivalents, Current	us-gaap_RestrictedCashAndCashEquivalentsAtCarryingValue	$ 25,904,000
Restricted Cash and Cash Equivalents, Current	us-gaap_RestrictedCashAndCashEquivalentsAtCarryingValue	24,513,000
Restricted Cash and Cash Equivalents, Current	us-gaap_RestrictedCashAndCashEquivalentsAtCarryingValue	40,152,000
Restricted Cash and Cash Equivalents, Noncurrent	us-gaap_RestrictedCashAndCashEquivalentsNoncurrent	2,378,000
Restricted Cash and Cash Equivalents, Noncurrent	us-gaap_RestrictedCashAndCashEquivalentsNoncurrent	10,183,000
Restricted Cash and Cash Equivalents, Noncurrent	us-gaap_RestrictedCashAndCashEquivalentsNoncurrent	$ 7,806,000